UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	AGRIBUSINESS – 26.6%
	AGRICULTURE – 4.1%
10,828	Adecoagro S.A.* 1	$84,892
5,729	Archer-Daniels-Midland Co.	232,597
3,346	Bunge Ltd.1	266,375
		583,864
	CHEMICALS – 14.4%
3,071	Agrium, Inc.1	283,392
1,470	CF Industries Holdings, Inc.	368,823
6,220	CVR Partners LP	123,467
3,401	EI du Pont de Nemours & Co.	226,575
2,591	Monsanto Co.	285,062
4,246	Mosaic Co.	207,459
6,940	Potash Corp. of Saskatchewan, Inc.1	231,033
3,159	Syngenta A.G. - ADR1	229,406
674	Terra Nitrogen Co. LP	111,318
		2,066,535
	ENERGY-ALTERNATE SOURCES – 1.7%
19,960	Solazyme, Inc.*	244,909

	FOOD – 5.8%
7,310	BRF - Brasil Foods S.A. - ADR1	133,481
2,730	Calavo Growers, Inc.	85,012
10,711	Cosan Ltd.1	126,283
2,117	Ingredion, Inc.	139,383
4,585	Nestle S.A. - ADR1	345,892
		830,051
	MACHINERY-DIVERSIFIED – 0.6%
1,103	Deere & Co.	94,781
		3,820,140
	INFRASTRUCTURE – 37.4%
	CHEMICALS – 1.5%
4,181	Sasol Ltd. - ADR1	213,440

	ENGINEERING & CONSTRUCTION – 1.3%
1,697	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR1	188,706

	ENVIRONMENTAL CONTROL – 1.2%
4,072	Waste Management, Inc.	168,988

	GAS – 1.0%
2,020	National Grid PLC - ADR1	140,996

	OIL & GAS – 8.8%
1,895	Anadarko Petroleum Corp.	159,483
6,498	Chesapeake Energy Corp.	168,363

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	OIL & GAS (Continued)
1,527	CNOOC Ltd. - ADR1	$249,558
4,110	Ecopetrol S.A. - ADR1	141,096
1,850	Lukoil OAO - ADR1	100,640
16,157	Talisman Energy, Inc.1	166,579
3,124	Total S.A. - ADR1	202,748
1,918	Transocean Ltd.1	81,323
		1,269,790
	PIPELINES – 10.6%
8,838	Crosstex Energy LP	273,006
2,820	Enbridge, Inc.1	119,258
2,000	Energy Transfer Equity LP	87,300
1,720	Enterprise Products Partners LP	115,429
2,710	Genesis Energy LP	149,050
1,700	Kinder Morgan Energy Partners LP	126,259
2,565	MarkWest Energy Partners LP	163,775
1,854	Plains All American Pipeline LP	100,431
2,000	Tesoro Logistics LP	120,400
3,133	TransCanada Corp.1	137,946
3,321	Williams Cos., Inc.	137,158
		1,530,012
	REITS – 0.9%
1,626	American Tower Corp.	132,470

	TELECOMMUNICATIONS – 9.1%
4,990	China Mobile Ltd. - ADR1	237,275
4,897	Chunghwa Telecom Co., Ltd. - ADR1	148,134
6,324	Mobile Telesystems OJSC - ADR1	108,899
4,140	MTN Group Ltd. - ADR1	75,348
3,750	Nippon Telegraph & Telephone Corp. - ADR1	105,900
12,703	Orange S.A. - ADR1	157,898
785	Philippine Long Distance Telephone Co. - ADR1	47,257
1,497	SBA Communications Corp. - Class A*	142,469
12,420	Telefonica S.A. - ADR1	189,032
665	Verizon Communications, Inc.	31,641
1,380	Vodafone Group PLC - ADR1	57,367
		1,301,220
	TRANSPORTATION – 2.3%
3,500	Guangshen Railway Co., Ltd. - ADR1	78,295
10,281	Navios Maritime Partners LP1	175,805
3,253	Seaspan Corp.1	70,948
		325,048

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	TRUCKING & LEASING – 0.7%
2,310	TAL International Group, Inc.	$102,333
		5,373,003
	TIMBER – 32.7%
	BUILDING MATERIALS – 4.7%
5,438	Boise Cascade Co.*	160,910
19,069	Louisiana-Pacific Corp.*	358,307
2,856	Universal Forest Products, Inc.	159,165
		678,382
	FOREST PRODUCTS & PAPER – 13.6%
1,813	Deltic Timber Corp.	114,110
2,770	Domtar Corp.	306,861
10,763	Fibria Celulose S.A. - ADR* 1	115,702
8,400	International Forest Products Ltd. - Class A*	136,017
6,496	International Paper Co.	317,589
11,330	KapStone Paper and Packaging Corp.*	360,181
5,328	MeadWestvaco Corp.	199,427
3,733	PH Glatfelter Co.	113,297
535	Pope Resources, Inc. LP	36,380
5,020	West Fraser Timber Co., Ltd.	254,060
		1,953,624
	PACKAGING & CONTAINERS – 6.4%
3,507	Greif, Inc. - Class A	175,560
4,373	Packaging Corp. of America	318,748
3,756	Rock-Tenn Co. - Class A	419,245
		913,553
	REITS – 8.0%
8,313	Plum Creek Timber Co., Inc.	359,870
4,830	Potlatch Corp.	191,461
5,763	Rayonier, Inc.	271,380
11,082	Weyerhaeuser Co.	327,030
		1,149,741
		4,695,300
	TOTAL COMMON STOCKS (Cost $13,039,254)	13,888,443

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 3.1%
$438,301	UMB Money Market Fiduciary, 0.01%2	$438,301

	TOTAL SHORT-TERM INVESTMENTS (Cost $438,301)	438,301

	TOTAL INVESTMENTS – 99.8% (Cost $13,477,555)	14,326,744
	Other Assets in Excess of Liabilities – 0.2%	31,781

	TOTAL NET ASSETS – 100.0%	$14,358,525

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
The Capital Innovations Global Agri, Timber, Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximum total return through growth of capital, and secondarily seeks to provide current income to shareholders.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class and commenced operations on September 28, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At February 28, 2014, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2014 (Unaudited)

Cost of investments	$13,477,555

Gross unrealized appreciation	$1,507,550
Gross unrealized depreciation	(658,361)

Net unrealized appreciation on investments and foreign currency translations	$849,189

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2014 (Unaudited)

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$13,888,443	$-	$-	$13,888,443
Short-Term Investments	438,301	-	-	438,301
Total Investments	$14,326,744	$-	$-	$14,326,744

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Capital Innovations Global Agri, Timber, Infrastructure Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/25/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/25/14

* Print the name and title of each signing officer under his or her signature.